Concession Contract Assets - Schedule of Detailed Information About Concession Contract Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contract assets	R$ 13,196	R$ 11,467	R$ 8,526	R$ 6,704
Current	1,115	1,140
Non current	12,081	10,327
Distribution - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	6,014	4,421
Gas - infrastructure assets under construction [member]
IfrsStatementLineItems [Line Items]
Contract assets	822	554
Transmission - National Grid ('BNES' - Basic Network of the Existing System) - Law 12,783/13 [member]
IfrsStatementLineItems [Line Items]
Contract assets	1,106	1,616
Transmission - assets remunerated by tariff [member]
IfrsStatementLineItems [Line Items]
Contract assets	R$ 5,254	R$ 4,876